8. Goodwill and Intangible Assets, Net (Details - Future amortization)	Sep. 30, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 34,835
2016	38,596
2017	17,180
2018	8,655
2019	8,655
Total	$ 107,921